Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of quantitative information regarding
	Year Ended December 31, 2022	For the period from September 13, 2021 (inception) through December 31, 2021
Lease Cost
Operating lease cost	$125,667	$19,376
Other Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	$93,211	$26,582
Operating lease liabilities arising from obtaining right-of-use assets	$—	$952,521
Remaining lease term (years)	8.00	9.00
Discount rate	7.5%	7.5%

Schedule of future lease payments under noncancelable leases
Operating Leases
Future Lease Payments
2023	$103,543
2024	111,308
2025	119,656
2026	128,631
2027	138,278
Thereafter	480,229
Total lease payments	$1,081,645
Less: imputed interest	(293,299)
Total lease liabilities	$788,346
Less current portion	(45,903)
Lease liability – noncurrent	$742,443